Share-Based Compansation (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options Fair Value Assumptions

The weighted-average assumptions used in estimating the fair value of stock options granted during each year with respect to the Company employees, along with the weighted-average grant-date fair values, were as follows:

years ended December 31	2014	2013	2012

Expected volatility	23%	25%	25%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	1.7%	0.9%	1.0%
Dividend yield	2.8%	2.6%	2.3%
Fair value per stock option	$11	$12	$10

Summary of Stock Option Activity

The following table summarizes stock option activity for the year ended December 31, 2014 and stock option information at December 31, 2014 for Company employees:

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2013	5,473	$57.37
Granted	1,523	69.45
Exercised	(1,201)	52.42
Forfeited	(152)	68.15
Transferred	444	59.57
Expired	(33)	52.99

Outstanding at December 31, 2014	6,054	$61.31	6.5	$72,595

Vested or expected to vest as of December 31, 2014	5,925	$61.12	6.4	$72,125

Exercisable at December 31, 2014	3,387	$55.93	4.8	$58,777

Summary of Nonvested Restricted Stock Units Activity

The following table summarizes nonvested RSU activity for the year ended December 31, 2014 for Company employees:

(share units in thousands)	Share units	Weighted- average grant-date fair value

Nonvested RSUs at December 31, 2013	464	$63.41
Granted	367	70.89
Vested	(189)	60.96
Transferred	39	67.76
Forfeited	(32)	67.62

Nonvested RSUs at December 31, 2014	649	$68.40

Performance Stock Units Fair Value

The fair value of PSUs based on market conditions is determined using a Monte Carlo model. A Monte Carlo model uses stock price volatility and other variables to estimate the probability of satisfying the market conditions and the resulting fair value of the award. The assumptions used in estimating the fair value of these PSUs granted during the period, along with the grant-date fair values, were as follows:

years ended December 31	2014	2013	2012

Baxter volatility	20%	21%	24%
Peer group volatility	13%-58%	13%-38%	14%-50%
Correlation of returns	0.23-0.66	0.37-0.62	0.26-0.54
Risk-free interest rate	0.7%	0.3%	0.4%
Fair value per PSU	$ 57	$ 67	$ 72

Summary of Nonvested Performance Stock Unit Activity

The following table summarizes nonvested PSU activity for the year ended December 31, 2014 for Company employees:

(share units in thousands)	Share units	Weighted- average grant-date fair value

Nonvested PSUs at January 1, 2013	42	$70.03
Granted	24	61.81
Vested	(24)	71.51
Transferred	5	65.27
Forfeited	—	—

Nonvested PSUs at December 31, 2014	47	$64.54